Unaudited Condensed Consolidated Statement of Stockholders' Equity - 6 months ended Jun. 30, 2017 - USD ($) $ in Thousands		Total	Class A Common Stock Issued	Class B Common Stock Issued	Total	Common Stock Class A Common Stock Issued	Common Stock Class B Common Stock Issued	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Common Stock Held in Treasury	Total - Non-controlling Interests	Capital - Non-controlling Interests	Accumulated Deficit - Non-controlling Interests	Accumulated Other Comprehensive Loss - Non-controlling Interests
Beginning balance (in shares) at Dec. 31, 2016			92,223,089	48,202,310		92,477,000	48,202,000				(254,000)
Beginning balance at Dec. 31, 2016		$ 2,717,999			$ 1,252,957	$ 920	$ 482	$ 1,467,108	$ (234,440)	$ 22,912	$ (4,025)	$ 1,465,042	$ 1,792,295	$ (312,847)	$ (14,406)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (in shares)						68,000					(22,000)
Stock-based compensation		3,385			3,385	$ 5		3,754			$ (374)
Net loss	[1]	(68,312)			(24,344)				(24,344)			(43,968)		(43,968)
Net SunEdison investment		8,878			5,837			5,837				3,041	3,041
Other comprehensive income		30,343			19,221					19,221		11,122			11,122
Sale of membership interests and contributions from non-controlling interests in renewable energy facilities		6,935										6,935	6,935
Distributions to non-controlling interests in renewable energy facilities		(10,726)										(10,726)	(10,726)
Deconsolidation of non-controlling interest in renewable energy facility		(8,713)										(8,713)	(8,713)
Accretion of redeemable non-controlling interest		(4,413)			(4,413)			(4,413)	0
Equity reallocation		$ 0			6,868			6,868				(6,868)	(6,868)
Ending balance (in shares) at Jun. 30, 2017		140,470,784	92,268,474	48,202,310		92,545,000	48,202,000				(276,000)
Ending balance at Jun. 30, 2017		$ 2,675,376			$ 1,259,511	$ 925	$ 482	$ 1,479,154	$ (258,784)	$ 42,133	$ (4,399)	$ 1,415,865	$ 1,775,964	$ (356,815)	$ (3,284)

[1]	Excludes $11,359 of net income attributable to redeemable non-controlling interests